STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $)	Total		Ordinary shares [Member]		Additional paid-in capital [Member]	Amount of liability extinguished on account of shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ (6,271,000)		$ 89,000		$ 41,019,000		$ (47,379,000)
Balance (in shares) at Dec. 31, 2009			5,724,421
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a)		[1]		[1]
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a) (in shares)			6,932
Issuance of shares (Note 12f)	200,000		24,000		176,000
Issuance of shares (Note 12f) (in shares)			1,538,461
Exercise of options		[1]		[1]
Exercise of options (in shares)			11,007
Warrants issued in connection with extinguishments of liabilities (see Note 1d)	147,000				147,000
Stock- based compensation	18,000				18,000
Net income (loss)	(1,965,000)						(1,965,000)
Balance at Dec. 31, 2010	(7,871,000)		113,000		41,360,000		(49,244,000)
Balance (in shares) at Dec. 31, 2010			7,280,021
Exercise of options		[1]		[1]
Exercise of options (in shares)			10,007
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d)	1,241,000		79,000		343,000	819,000
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d) (in shares)			4,744,444
Stock- based compensation	10,000				10,000
Net income (loss)	1,019,000						1,019,000
Balance at Dec. 31, 2011	(5,601,000)		192,000		41,713,000	819,000	(48,325,000)
Balance (in shares) at Dec. 31, 2011			12,035,272
Exercise of options	0		5,000		(5,000)
Exercise of options (in shares)			342,121
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d)	1,495,000		377,000		1,810,000	(692,000)
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d) (in shares)			24,392,364
Stock- based compensation	0
Net income (loss)	4,817,000						4,817,000
Balance at Dec. 31, 2012	$ 711,000		$ 574,000		$ 43,518,000	$ 127,000	$ (43,508,000)
Balance (in shares) at Dec. 31, 2012			36,769,757

[1]	Less than $1.